COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 24, 2014 sqft	Aug. 07, 2013 Nathaniel Bradley	Aug. 07, 2013 Sean Bradley	Aug. 07, 2013 James Crawford	Aug. 07, 2013 Edward O'Donnell	Aug. 07, 2013 Constantine Potamianos
Commitments and Contingencies
Area of principal executive offices			6,003
Rent expense per month	$ 12,927
Rent expense	38,388	30,165
Executive Employment Agreement period				3 years	3 years	3 years	2 years	2 years
Base salary				$ 200,000	$ 195,000	$ 185,000	$ 165,000	$ 150,000